Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current Assets
Cash and cash equivalents		$ 5,074,702	$ 1,024,569
Restricted cash			314,922
Accounts receivable, net		3,518,914	3,918,558
Inventories, net		6,349,333	11,109,599
Advances to suppliers, net		1,668,549	2,435,809
Tax receivables		665,958	581,063
Prepaid expenses and other receivables		527,009	1,032,930
Total Current Assets		18,374,551	20,844,359
Property, plant and equipment, net		29,678,398	24,509,640
Land use rights, net		1,303,480	1,447,950
Intangible assets, net		3,580,880	4,261,262
Right-of-use lease assets			11,738
Restricted cash		310,437
TOTAL ASSETS		53,247,746	51,074,949
Current Liabilities
Accounts payable		8,074,860	6,343,608
Accrued expenses and other current liabilities		1,975,607	3,171,571
Contract liabilities		1,293,860	495,290
Convertible Notes			1,075,781
Short-term borrowings		23,248,346	25,006,630
Operating lease liabilities – current			84,536
Deferred tax liability			5,329
Total Current Liabilities		39,735,454	40,961,435
Long-term borrowings		2,387,976	1,709,986
Long-term payables		162,981	516,940
TOTAL LIABILITIES		42,286,411	43,188,361
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY*
Preference share, $0.025 per value, 80,000 shares authorized, 0 shares issued and outstanding as of September 30, 2025 and September 30, 2024	[1]
Additional paid-in capital	[1]	36,124,066	24,460,848
Statutory reserves	[1]	1,497,772	1,497,772
Accumulated deficit	[1]	(28,543,211)	(18,527,479)
Accumulated other comprehensive loss	[1]	(2,228,612)	(2,240,680)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	[1]	6,999,814	5,192,233
Equity attributable to non-controlling interests	[1]	3,961,521	2,694,355
Total Shareholders’ Equity	[1]	10,961,335	7,886,588
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	[1]	53,247,746	51,074,949
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value		149,099	1,572
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	700	200
Related Party
Current Assets
Due from related parties		570,086	426,909
Current Liabilities
Due to related parties		$ 5,142,781	$ 4,778,690

[1]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.